Net Gain From Measurement Of Financial Instruments At Fair Value - Summary of Net gain from Measurement of Financial Instruments (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 16,684,661	$ 21,099,670	$ 16,301,331
Gain from government securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	16,914,637	15,210,215	3,879,781
Gain from private securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	1,242,871	1,279,712	1,710,968
Gain from derivative financial instruments Forward transactions [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		114,640	3,096,621
(Loss) / Gain from derivative financial instruments Put options [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	(1,045,763)	629,470	1,161,480
(Loss) / Gain from other financial assets [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	(9,785)	4,014	371,853
(Loss) / Gain from equity instruments at fair value through profit or loss
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	(1,038,511)	3,809,140	6,838,401
Gain / (Loss) from sales or derecognition of financial assets at fair value [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	714,877	$ 52,479	$ (757,773)
Gain Loss From Derivative Financial Liabilities Forwards Transactions [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ (93,665)